Provisions - Schedule of Provision Claims From Vendors (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Provisions [Abstract]
Beginning balance	$ 4,079	$ 0
Additions from acquisition of subsidiaries		4,094
Settled during the year	(831)	(95)
Exchange alignment	142	$ 80
Additions	476
Ending balance	$ 3,866